SCHEDULE OF WARRANT OUTSTANDING (Details) - $ / shares		9 Months Ended				12 Months Ended
		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
IPO [Member]
Warrants Outstanding, beginning balance				402,500,000		402,500,000
Price, beginning balance				$ 7.50		$ 7.50
Warrants Outstanding, Ending balance								402,500,000
Price, Ending balance								$ 7.50
Series B Preferred [Member] | IPO [Member]
Warrants issued						1,199,000
Consultants For Services [Member]
Grants of warrants: settlement warrants, shares		210,000	[1]	371,000	[2]	95,000	[3]
Grants of warrants: Settlement warrants, Price		$ 1.05	[4]	$ 7.56	[4]	$ 7.50	[5]		[5]
Acquisition of Assets [Member]
Grants of warrants: settlement warrants, shares				225,000	[6]	200,000	[7]
Grants of warrants: Settlement warrants, Price				$ 7.56		$ 7.50
Underwriter Pursuant To IPO [Member]
Grants of warrants: settlement warrants, shares						276,000	[8]	403,000	[9]
Grants of warrants: Settlement warrants, Price	[5]					$ 7.50		$ 7.50
Business Combination [Member]
Grants of warrants: settlement warrants, shares						25,000	[10]		[5]
Grants of warrants: Settlement warrants, Price	[5]					$ 8.90
Contingent Warrants [Member]
Grants of warrants: settlement warrants, shares								1,199,000	[11]
Grants of warrants: Settlement warrants, Price	[5]							$ 7.50
Settlement Warrants [Member]
Grants of warrants: settlement warrants, shares								325,000	[12]
Grants of warrants: Settlement warrants, Price	[5]							$ 7.50
Warrant [Member]
Warrants Outstanding, beginning balance		2,556,000	[13]	1,960,000	[13]	1,960,000	[13]	33,000
Price, beginning balance		$ 7.44	[4]	$ 7.44	[5]	$ 7.44	[5]	$ 1.50	[5]
Weighted Average Remaining Contractual Life, Warrants outstanding, Beginning balance		2 years 7 months 6 days	[14]	3 years 4 months 24 days	[14]	3 years 4 months 24 days	[14]	1 year 6 months	[15]
Warrant price, beginning balance	[4]			$ 7.40		$ 7.40
Warrants Outstanding, Ending balance		2,766,000	[2]	2,556,000		2,556,000	[13]	1,960,000	[13]
Price, Ending balance		$ 7.01	[4]	$ 7.44	[4]	$ 7.44	[4]	$ 7.44	[5]
Weighted Average Remaining Contractual Life, Warrants outstanding, Ending balance	[14]	2 years 1 month 6 days		3 years 1 month 6 days		2 years 7 months 6 days		3 years 4 months 24 days
Warrants outstanding, exercisable ending balance		2,478,000	[6]	2,311,000
Warrant price, exercisable ending balance	[4]	$ 7.12		$ 7.42
Weighted average remaining contractual life, exercisable ending	[14]	2 years 1 month 6 days		3 years 1 month 6 days
Weighted Average Remaining Contractual Life, Warrants outstanding, Beginning balance	[15]			3 years 6 months		3 years 6 months
Weighted Average Remaining Contractual Life, Warrants outstanding, Ending balance	[15]							3 years 6 months
Warrants Vested, Ending balance	[16]					2,311,000		1,960,000
Vested Price, Ending balance	[5]					$ 7.42		$ 7.40
Weighted Average Remaining Contractual Life, Warrants Vested, Ending balance	[15]					2 years 2 months 12 days		3 years 6 months

[1]	In February, 2022, the Company granted warrants to consultants in exchange for marketing, business development, investor relations and communication services. Warrants issued in February 2022 provide for the purchase of an aggregate of 80,000 shares of Common Stock and are exercisable at $3.27 per share. The aggregate fair value of the February warrants amounted to $0.1 million which is being recognized over the period that the services are provided. In May, 2022, the Company granted warrants to consultants in exchange for marketing and business development services. Warrants issued in May 2022 provide for the purchase of an aggregate of 130,000 shares of Common Stock and are exercisable at $1.29 per share. The aggregate fair value of the May warrants amounted to $0.1 million which is being recognized over the period that the services are provided. For the nine months ended September 30, 2022, the Company recognized expense of $0.5 million.
[2]	As of September 30, 2022, the aggregate intrinsic value of warrants outstanding was $0.
[3]	In March 2021, the Company granted warrants to consultants in exchange for services. Warrants issued in March 2021 provide for the purchase of an aggregate of 95,000 shares of Common Stock and are exercisable at $7.50 per share. The aggregate fair value of the March warrants amounted to $0.2 million which is being recognized over the period that the services are provided. For the year ended December 31, 2021, the Company recognized expense of $0.2 million.
[4]	Represents the weighted average exercise price.
[5]	Represents the weighted average exercise price.
[6]	As of September 30, 2022, the aggregate intrinsic value of warrants exercisable was $0.
[7]	In March 2021, the Company granted warrants in connection with the acquisition of certain assets from MyoCorrect, LLC (“MyoCorrect”) that provide for the purchase of up to 200,000 shares of Common Stock through March 2026. The aggregate fair value of these warrants amounted to $0.1 million which is being recognized over the vesting period. Warrants to purchase 25,000 shares of Common Stock vested in March 2021 and the remainder vest upon the achievement of pre-determined performance metrics related to the utilization of MyoCorrect, with a five-year term.
[8]	In connection with its registered underwritten follow-on offering in May 2021, the Company granted warrants to the underwriter that provide for the purchase of 276,000 shares of Common Stock at an exercise price of $7.50 per share with a fair value of approximately $1.5 million. These warrants became exercisable in November 2021 and expire in May 2026.
[9]	In connection with the IPO in December 2020, the Company granted warrants to the underwriter that provide for the purchase of 402,500 shares of common stock at an exercise price of $7.50 per share. These warrants became exercisable in June 2021 and expire in December 2025.
[10]	In April, 2021, the Company granted warrants in connection with a business combination. Warrants granted in April 2021 provide for the purchase of an aggregate of 25,000 shares of Common Stock and are exercisable at $8.90 per share. The aggregate fair value of the April warrants amounted to $0.2 million which is being recognized over the period that the services are provided. For the year ended December 31, 2021, the Company recognized expense of $0.2 million.
[11]	Pursuant to the terms of the Series B Units and in connection with the IPO which qualified as a MC Event, approximately 1,199,000 Contingent Warrants were issued at an exercise price equal to 125% of the price of the Company’s shares of common stock on the date of an MC event, or $7.50 per share based on the IPO price of $6.00 per share.
[12]	On October 22, 2020, two minority stockholders initiated a derivative demand which resulted in a settlement and release agreement that was entered into on November 6, 2020. Pursuant to the settlement, the Company issued warrants to purchase an aggregate of 325,000 shares of common stock (the “Settlement Warrants”). The Settlement Warrants are exercisable on a cash only basis at an exercise price of $7.50 per share, are exercisable beginning on June 15, 2021, and expire on May 6, 2024.
[13]	As of December 31, 2021 and 2020, the aggregate intrinsic value of warrants outstanding was $0.
[14]	Represents the weighted average remaining contractual term until the warrants expire.
[15]	Represents the weighted average remaining contractual term until the warrants expire.
[16]	As of December 31, 2021 and 2020, the aggregate intrinsic value of vested warrants was $0.